Document and Entity Information	0 Months Ended
Jul. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2014
Registrant Name	LKCM Funds
Central Index Key	0000918942
Amendment Flag	false
Document Creation Date	Jul. 25, 2014
Document Effective Date	Jul. 25, 2014
Prospectus Date	May 01, 2014
LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk/Return:
Trading Symbol	AQBLX
Institutional Class Prospectus | LKCM Small Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSCX
Institutional Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSMX
Adviser Class Prospectus | LKCM Small Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSAX
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSDX